UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


  Report for the Calendar Year or Quarter Ended: June 30, 2000
                                                 ---------------

  Check here if Amendment  (         );   Amendment Number:
                                                             --------------
  This Amendment    (Check only one.):  (    )    is a restatement.
                                        (    )    adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:     Harding, Loevner Management, L.P.
            ------------------------------------------
  Address:  50 Division Street
            ------------------------------------------
            Suite 401
            ------------------------------------------
            Somerville, NJ  08876
            ------------------------------------------

  Form 13F File Number: 28 - 4434
                        -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:    David R. Loevner
           -------------------------------------------------------------------
  Title:   President of HLM Holdings, Inc., GP of Harding, Loevner Management,
           -------------------------------------------------------------------
           L.P.
           -------------------------------------------------------------------
  Phone:   908-218-7900
           -------------------------------------------------------------------

  Signature, Place, and Date of Signing:

   /s/ David R. Loevner         Somerville, NJ           July 31, 2000
  ---------------------         -------------------      ----------------
  (Signature)                   (City, State)            (Date)

  Report Type    (Check only one.):

  ( X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  (   )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

  (   )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



  Report Summary:

  Number of Other Included Managers:           0
                                               ------------------------------

  Form 13F Information Table Entry Total:      52
                                               ------------------------------

  Form 13F Information Table Value Total:      $355,864,138
                                               ------------------------------
                                               (thousands)

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  "NONE"

FORM 13F                        Report for Quarter Ended June 30, 2000
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
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

        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


AGILENT TECHNOLOGIES       COM     00846U 10 1        646,138           8,673
AIR PRODUCTS & CHEMICALS   COM     009158 10 6      1,283,400          41,400
ALLIED CAPITAL CORP        COM     01903Q 10 8      3,140,750         184,750
AMERICAN INTERNATIONAL
GROUP                      COM     026874 10 7      3,663,062          31,175
BAXTER INTL INC            COM     071813 10 9      3,208,922          45,638
BERKSHIRE HATHAWAY         CLASS A 084670 10 8      1,129,800              21
BP AMOCO                   ADR     055622 10 4      3,714,600          65,600
BRITISH TELECOM            ADR     111021 40 8        242,017           1,830
BRISTOL-MEYERS SQUIBB      COM     110122 10 8      2,300,875          39,500
CHASE MANHATTAN BANK       COM     16161A 10 8        610,328          13,250
CISCO SYSTEMS INC.         COM     17275R 10 2        317,812           5,000
COLGATE PALMOLIVE CO.      COM     194162 10 3      3,364,975          56,200
CORNING INC.               COM     219350 10 5      1,077,750           4,000
EASTMAN KODAK              COM     177461 10 9      1,752,975          29,400
ELAN PLC                   ADR     284131 20 8     14,258,547         294,370
EMCORE                     COM     290846 10 4        610,800           5,090
ENRON                      COM     293561 10 6      4,360,200          67,600
ERICSSON CLASS B ADR    SPONSORED
                           ADR     294821 40 0     28,796,000       1,439,800
EXXON MOBILE               COM     30231G 10 2      3,057,925          38,800
FEDERAL NATIONAL MTG.
ASSOC.                     COM     313586 10 9      1,653,075          31,600
GENERAL ELECTRIC CO        COM     369604 10 3        679,250          13,000
GLAXO WELLCOME PLC      SPONSORED
                           ADR     37733W 10 5     26,044,531         450,500
GRUPO TELEVISA SA DE    SPONSORED
CV                         ADR     40049J 20 6     18,207,083         264,110
HEWLETT PACKARD CO         COM     428236 10 3      3,501,156          28,150
HONEYWELL INTERNATIONAL    COM     438516 10 6      1,819,112          53,800
IMPERIAL OIL LTD ADR      COM NEW  453038 40 8     25,386,075       1,041,480
INTEL CORP                 COM     458140 10 0      3,509,297          26,250
INTERNATIONAL BUSINESS
MACHS                      COM     459200 10 1      4,165,047          38,124
JOHNSON & JOHNSON          COM     478160 10 4        201,000           2,000
LUXOTTICA GROUP ADR     SPONSORED
                           ADR     55068R 20 2     16,008,159       1,313,490
MERCK                      COM     589331 10 7        218,326           2,868
MICROSOFT                  COM     594918 10 4        632,000           7,900
NORTEL NETWORKS            COM     656568 10 2     16,463,555         255,090
ORACLE CORP                COM     68389X 10 5      3,606,281          42,900
PFIZER                     COM     717081 10 3      5,472,112         109,000
QUANTA SERVICES            COM     74762E 10 2        114,900          50,000
QUINTILES TRANSNATIONAL
CORP.                      COM     748767 10 0      1,409,675          99,800
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25  780257 80 4     40,305,584         654,710
ROYCE MICRO-CAP TR INC     COM     780915 10 4        619,518          61,567
SERVICEMASTER              COM     81760n 10 9      1,005,550          88,400
SCHLUMBERGER LTD           COM     806857 10 8      4,284,967          57,420
SMARTFORCE ADR          SPONSORED
                           ADR     83170A 20 6     34,791,840         724,830
SONY CORP               SPONSORED
                           ADR     835699 30 7     33,231,009         352,350
SUMMIT BANCORPORATION      COM     866005 10 1        246,816          10,023
TELEFONOS de MEXICO        ADR     879403 78 0     16,371,923         286,285
TYCO INTERNATIONAL         COM     902124 10 6      4,079,600          86,800
US WEST                    COM     91273H 10 1      2,050,625          24,125
VIACOM                     CLASS B 925524 30 8      4,261,071          62,490
WELLS FARGO                COM     949746 10 1      2,480,000          64,000
WISCONSIN CENT TRANSN
CORP                       COM     976592 10 5        835,900          64,300
WORLDCOM INC               COM     98157D 10 6      2,587,350          56,400
WRIGLEY WM. JR. CO.        COM     982526 10 5      2,084,875          26,000
                TOTAL                             355,864,138






                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


AGILENT TECHNOLOGIES      X                                              X
AIR PRODUCTS & CHEMICALS  X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
BAXTER INTL INC           X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP AMOCO                  X                                              X
BRITISH TELECOM           X                                              X
BRISTOL-MEYERS SQUIBB     X                                              X
CHASE MANHATTAN BANK      X                                              X
CISCO SYSTEMS INC.        X                                              X
COLGATE PALMOLIVE CO.     X                                              X
CORNING INC.              X                                              X
EASTMAN KODAK             X                                              X
ELAN PLC                  X                                              X
EMCORE                    X                                              X
ENRON                     X                                              X
ERICSSON CLASS B ADR      X                                              X
EXXON MOBILE              X                                              X
FEDERAL NATIONAL MTG.
ASSOC.                    X                                              X
GENERAL ELECTRIC CO       X                                              X
GLAXO WELLCOME PLC        X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
HEWLETT PACKARD CO        X                                              X
HONEYWELL INTERNATIONAL   X                                              X
IMPERIAL OIL LTD ADR      X                                              X
INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
JOHNSON & JOHNSON         X                                              X
LUXOTTICA GROUP ADR       X                                              X
MERCK                     X                                              X
MICROSOFT                 X                                              X
NORTEL NETWORKS           X                                              X
ORACLE CORP               X                                              X
PFIZER                    X                                              X
QUANTA SERVICES           X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
ROYAL DUTCH PETE CO ADR   X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SERVICEMASTER             X                                              X
SCHLUMBERGER LTD          X                                              X
SMARTFORCE ADR            X                                              X
SONY CORP                 X                                              X
SUMMIT BANCORPORATION     X                                              X
TELEFONOS de MEXICO       X                                              X
TYCO INTERNATIONAL        X                                              X
US WEST                   X                                              X
WELLS FARGO               X                                              X
WISCONSIN CENT TRANSN
CORP                      X                                              X
WORLDCOM INC              X                                              X
WRIGLEY WM. JR. CO.       X                                              X
